Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share
Earnings per share

10.Earnings per share

Basic income / (loss) per share is calculated based on the weighted average number of common shares and common share equivalents outstanding during the period ended 30 June 2023, and 2022. In periods with positive earnings, the calculation of diluted net income per share uses the treasury stock method to compute the dilutive effects of warrants, convertible debt, and other potentially dilutive instruments. In periods of loss, diluted net loss per share is equal to basic net loss per share, as the effect of potential issuances of shares from potentially dilutive instruments would be anti-dilutive.

The following table provides a reconciliation between basic and diluted net loss per share:

	Six months ended 30 June
	2023	2022
Net loss (in US$)	(32,263,000)	(11,767,000)
Weighted average common shares outstanding (in numbers)	10,322,021	6,628,695

Net loss per common share (in US$):
Basic	(3.13)	(1.78)
Diluted	(3.13)	(1.78)

For the period-ended 30 June 2023, the computation of diluted net income (loss) per share excluded the impact of 8,838,260 Public warrants (2022: 8,838,260), 6,535,304 Private warrants (2022: 6,335,304), and 3,187,500 warrants related to the Mezzanine debt (2022: nil) as their effect would be anti-dilutive.